SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Summary of assumptions used to estimate fair values of share options granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

		April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US	$0.03	US	$0.04	US	$0.05

Summary of option activity

A summary of option activity during the year ended September 30, 2022 is presented below:

	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2021	34,200,000	2	4.96
Granted	122,360,108	—	10.00
Exercised	(115,180,054)	—	10.00
Forfeited	(100,000)	2	4.83
Outstanding, as of September 30, 2022	41,280,054	2	5.44
Vested and exercisable as of September 30, 2022	37,690,027	2	4.51
Vested or expected to vest as of September 30, 2022	41,280,054	2	5.44

Summary of total share-based compensation expenses

For the years ended September 30, 2020, 2021 and 2022, the total share-based compensation expenses were comprised of the following:

	For the years ended September 30,
	2020	2021	2022
Selling and marketing expenses	83	7	12
General and administrative expenses	15,596	15,991	9,737
Research and development expenses	366	(192)	22
	16,045	15,806	9,771